Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	$ 425
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	231
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	190
Non-service pension (benefit) [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	4
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	321
Utilization and foreign exchange	(203)
Restructuring Reserve	118
Expected Costs	444
Restructuring cost incurred	(321)
Remaining Costs	123
Current Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	168
Current Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	153
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	298
Utilization and foreign exchange	(193)
Restructuring Reserve	105
Current Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	23
Utilization and foreign exchange	(10)
Restructuring Reserve	13
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	46
Utilization and foreign exchange	(161)
Restructuring Reserve	23	$ 138
Expected Costs	258
Restructuring cost incurred	(46)	(207)
Remaining Costs	5
Prior Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	21
Prior Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	25
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	38
Utilization and foreign exchange	(132)
Restructuring Reserve	21	115
Prior Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	8
Utilization and foreign exchange	(29)
Restructuring Reserve	2	23
Two Years Prior Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	58
Restructuring Reserve	67
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	54
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	65
Restructuring cost incurred	(45)
Remaining Costs	20
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	57
Restructuring cost incurred	(7)	(48)
Remaining Costs	2
Carrier [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	126
Carrier [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	120
Restructuring cost incurred	(110)
Remaining Costs	10
Carrier [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	80
Restructuring cost incurred	(16)	(64)
Remaining Costs	0
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	133
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	133
Restructuring cost incurred	(133)
Remaining Costs	0
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	3
Restructuring cost incurred	0	(3)
Remaining Costs	0
Collins Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	106
Collins Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	120
Restructuring cost incurred	(27)
Remaining Costs	93
Collins Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	111
Restructuring cost incurred	(23)	(87)
Remaining Costs	1
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (benefit)	6
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	6
Restructuring cost incurred	(6)
Remaining Costs	0
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	7
Restructuring cost incurred	0	$ (5)
Remaining Costs	$ 2